UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:  March 31, 2006

Check here if Amendment [ ];       Amendment Number:

This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:             ASA (Bermuda) Limited
Address:          11 Summer Avenue, 4th floor, Buffalo, NY 14209-2256



Form 13F File Number: 28-11034

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:             Robert J.A. Irwin
Title:            Chairman, President & Treasurer
Phone:            716-883-2428


Signature, Place, and Date of Signing:

/s/ Robert J.A. Irwin         Buffalo, NY 14209-2256          April 25, 2006
------------------------    -------------------------      -------------------
     [Signature]                  [City, State]                    [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     7

Form 13F Information Table Value Total:     $160,344 (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13f file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

 None

FORM 13F INFORMATION TABLE

                                                                                                               VOTING AUTHORITY
                      TITLE                      VALUE     SHARES/   SH/   PUT/   INVESTMENT    OTHER    --------------------------
NAME OF ISSUER        OF CLASS         CUSIP    (x$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED    NONE
--------------        --------       ---------  --------  ---------  ---   ----   ----------  ---------     ----    ------   ----
Barrick Gold          Common Stock   067901108  19,885    730,000    SH           Sole                      730,000
  Corporation

Compania de Minas     Sponsored ADR  204448104  22,221    900,000    SH           Sole                      900,000
  Buenaventura

Goldcorp              Common Stock   380956409  26,325    900,000    SH           Sole                      900,000
  Incorporated

Harmony Gold          Sponsored ADR  413216300  34,402    2,166,400  SH           Sole                    2,166,400
  Mining Company
    Limited

Meridian Gold         Common Stock   589975101  17,790    600,000    SH           Sole                      600,000
  Incorporated

Newmont Mining        Common Stock   651639106  27,002    520,368    SH           Sole                      520,368
  Corporation

Randgold              ADRs           752344309  12,719    700,000    SH           Sole                      700,000
  Resources
    Limited

    [Repeat as necessary.]
